Average Annual Total Returns - Endeavor	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years	Class R5 10 Years	Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years		Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Lipper Mid-Cap Core Funds Index 1 Year	Lipper Mid-Cap Core Funds Index 5 Years	Lipper Mid-Cap Core Funds Index 10 Years
Total	Nov. 04, 2003	(5.82%)	6.17%	6.76%	(7.23%)	4.60%	5.04%	(2.47%)	4.71%	5.15%	Nov. 04, 2003	(1.97%)	6.58%	6.73%	Apr. 30, 2004	(0.58%)	7.11%	7.10%	Oct. 03, 2008	(0.10%)	7.65%	7.63%	Apr. 30, 2004	0.06%	7.79%	7.78%	Sep. 24, 2012	0.06%	7.85%	7.76%	[1]	17.10%	13.40%	12.41%	18.40%	15.22%	13.88%	11.73%	11.17%	10.20%

[1]	Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.